Consolidated Balance Sheets (Unaudited) - USD ($)		Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents		$ 10,405,155	$ 8,994,340	$ 20,314,035
Inventories		9,651,064	11,046,837	1,916,573
Accounts receivable		8,495,143	4,430,883	4,565,305
Other current assets		11,722	318,319	112,865
Prepayments		4,478,279	7,091,645	4,307,852
Prepaid land lease and other leases		88,395	91,023	94,427
Total current assets		33,129,758	31,973,047	31,311,057
Non-current assets
Investment		145,611	149,296	154,880
Property, plant and equipment		310,799	365,054	411,531
Prepaid land lease and other leases		1,894,904	1,127,788	1,264,399
Total non-current assets		2,351,314	1,642,138	1,830,810
Total assets		36,647,357	33,615,185	33,141,867
Current liabilities
Accounts payable		23,851	108,561	112,621
Accrued expenses and other current liabilities		779,927	667,925	885,583
Contract liabilities				57,147
Amount due to Director		3,613,282	3,322,862	3,033,028
Current tax liabilities		190,100	163,976	514,834
Total current liabilities		4,607,160	4,263,324	4,603,213
Non-current liabilities
Amount due to Director		11,908,353	12,209,702	12,666,389
Total liabilities		$ 16,515,513	$ 16,473,026	$ 17,269,602
Shareholders’ equity
Number of authorized shares with par value US$0.001 (in Shares)	[1]	20,000,000	10,000,000	10,000,000
Number of issued shares with par value US$0.001 (in Shares)	[1]	8,389,750	8,389,750	8,389,750
Equity
Fully paid shares		$ 39,139	$ 39,139	$ 39,139
Additional paid-in capital		377,538	377,538	377,538
Foreign exchange reserve		(230,013)	155,037	798,853
Retained earnings		19,945,180	16,570,445	14,656,735
Total shareholders’ equity		20,131,844	17,142,159	15,872,265
Total liabilities and shareholders’ equity		$ 36,647,357	$ 33,615,185	$ 33,141,867

[1]	Giving retroactive effect to the Reverse Split as detailed in note 13 to the consolidated financial statements.